Convertible Preferred Shares (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Mar. 31, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares
Convertible Preferred Shares (Details) [Line Items]
Series B convertible preferred shares				26,499,069	33,729,498	23,224,206
Gross Proceeds (in Dollars) | $	$ 9,222
Convertible Debt (in Dollars) | $					$ 1,641
Merger Agreement Description				(a) Warrants to purchase Ordinary Shares and Preferred Shares were exercised in accordance with their respective terms; (b) immediately following such exercise, each outstanding convertible preferred share was converted into Ordinary Shares in accordance with the Company’s then existing Articles in an aggregate amount upon full conversion of $63,467, and (c) immediately following such conversion, pursuant to the Recapitalization, the Company effected a 46.25783-for-one stock split and par value of the ordinary shares was changed from NIS 0.01 per share to NIS 0.000216 per share, with the result that, following the Recapitalization and prior to the Merger there were 35,056,127 Ordinary Shares outstanding, and the Ordinary Shares are the only class of capital shares outstanding.
Ordinary Shares authorized				130,000,000	53,196,505
Ordinary shares (in New Shekels per share) | ₪ / shares							₪ 0.000216	₪ 0.000216
Series B Preferred Stock [Member]
Convertible Preferred Shares (Details) [Line Items]
Series B convertible preferred shares		394,626	10,468,517			10,468,517
Warrants to purchase			975,855			975,855
Series B-2 Preferred Stock [Member]
Convertible Preferred Shares (Details) [Line Items]
Series B convertible preferred shares				172,912
Warrants to purchase		36,775
Gross Proceeds (in Dollars) | $		$ 1,190	$ 31,571	$ 3,637	$ 256	$ 31,571
Series B-1 convertible preferred shares [Member]
Convertible Preferred Shares (Details) [Line Items]
Series B convertible preferred shares				4,144,887
Preferred stock per share (in Dollars per share) | $ / shares				$ 2.41
Convertible Debt (in Dollars) | $				$ 10,000
Warrants B-2 issuance of shares [Member]
Convertible Preferred Shares (Details) [Line Items]
Issuance of shares				1,021,974	71,977